Related party (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024
Services received [Member]
Transactions related parties items [Line Items]
Transactions with equity-accounted companies	€ (2,000)	€ (1,000)	€ (3,000)
Services provided [Member]
Transactions related parties items [Line Items]
Transactions with equity-accounted companies	62,000	138,000	111,000
Bank and other guarantees received [Member]
Transactions related parties items [Line Items]
Transactions with equity-accounted companies	139,000	293,000	256,000
Net financialexpenses/income [Member]
Transactions related parties items [Line Items]
Transactions with equity-accounted companies	21,000	42,000	28,000
Payables to related parties [Member]
Transactions related parties items [Line Items]
Transactions with equity-accounted companies	50,000	29,000	23,000
Receivables from related parties [Member]
Transactions related parties items [Line Items]
Transactions with equity-accounted companies	29,000	26,000	38,000
Rafael del pino y calvo sotelo [Member] | Services rendered [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	6
Transactions related parties amount	111
Transactions related parties balance	47
María del pino y calvo sotelo [Member] | Services rendered [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	6
Transactions related parties amount	111
Transactions related parties balance	48
Criu SL [Member] | Services rendered [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	6
Transactions related parties amount	112
Transactions related parties balance	35
Polan S.A [Member] | Services rendered [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	536
Transactions related parties amount	11,305
Transactions related parties balance	1,431
Polan S.A [Member] | Services received [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	0
Transactions related parties amount	(1,444)
Transactions related parties balance	35
Cummins and group companies [Member] | Services rendered [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss		1,593	(666)
Transactions related parties amount		1,483	28,012
Transactions related parties balance		0	833
Cummins and group companies [Member] | Services received [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss		0
Transactions related parties amount		(15)
Transactions related parties balance		0
Marsh and group companies [Member] | Services rendered [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss			0
Transactions related parties amount			(2,051)
Transactions related parties balance			(51)
Marsh and group companies [Member] | Services received [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss		0
Transactions related parties amount		(2,251)
Transactions related parties balance		9
Juan del Pino Fdez-Fontecha [Member] | Services rendered [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss		97	(12)
Transactions related parties amount		554	25
Transactions related parties balance		188	27
Ignacio del Pino Fdez-Fontecha [Member] | Services rendered [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss		97	(12)
Transactions related parties amount		554	25
Transactions related parties balance		29	27
Rafael del Pino Fdez-Fontecha [Member] | Services rendered [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss		97	(12)
Transactions related parties amount		554	25
Transactions related parties balance		99	27
Marsh McLennan group [Member] | Services received [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	0
Transactions related parties amount	(3,878)
Transactions related parties balance	12
Halcim group [Member] | Services received [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	0	0
Transactions related parties amount	(4,144)	(10,498)
Transactions related parties balance	0	(1,178)
Bankinter S.A [Member] | Financing agreements [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss		0	0
Transactions related parties amount		(14,286)	(27,390)
Transactions related parties balance		(14,286)	(27,390)
Bankinter S.A [Member] | Financial expenses [Member] | Ferrovial SE [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	(65)	0
Transactions related parties amount		(1,268)		€ (65)
Transactions related parties balance		0		(65)
Bankinter S.A [Member] | Financial expenses [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss		(135)	0
Transactions related parties amount		(135)	0
Transactions related parties balance		(135)	0
Bankinter S.A [Member] | Financial income [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss		294	602
Transactions related parties amount		294	602
Transactions related parties balance		0	0
Bankinter S.A [Member] | Bank and other guarantees received [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss		0	0
Transactions related parties amount		(40,909)	(55,279)
Transactions related parties balance		(40,909)	(55,279)
Banco Sabadell , S.A [Member] | Financing agreements [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	0	0	0
Transactions related parties amount	(116,296)	(117,929)	(31,011)
Transactions related parties balance	(116,296)	(117,929)	(31,011)
Banco Sabadell , S.A [Member] | Bank and other guarantees [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	0
Transactions related parties amount	(50,251)
Transactions related parties balance	(50,251)
Banco Sabadell , S.A [Member] | Financial expenses [Member] | Ferrovial SE [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	(158)	(1,270)	(47)
Transactions related parties amount		(1,270)	(47)	(158)
Transactions related parties balance		0	(47)	(158)
Banco Sabadell , S.A [Member] | Financial expenses [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	(65)	(155)	(1,411)
Transactions related parties amount	(65)	(157)	(1,536)
Transactions related parties balance	(65)	(155)	0
Banco Sabadell , S.A [Member] | Financial income [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	592	4,802	410
Transactions related parties amount	592	4,802	410
Transactions related parties balance	0	0	0
Banco Sabadell , S.A [Member] | Bank and other guarantees received [Member] | Ferrovial SE [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	0	0	0
Transactions related parties amount		(20,110)	(20,273)	(20,126)
Transactions related parties balance		(20,110)	(20,273)	€ (20,126)
Banco Sabadell , S.A [Member] | Bank and other guarantees received [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	0	0	0
Transactions related parties amount	(2)	(47,404)	(48,055)
Transactions related parties balance	(2)	(47,404)	(48,055)
Banco Sabadell , S.A [Member] | Settlement of derivatives [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	435	435
Transactions related parties amount	435	435
Transactions related parties balance	€ 435	435
Banco Sabadell , S.A [Member] | Derivatives settlement [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss			6
Transactions related parties amount			6
Transactions related parties balance			0
EDP [Member] | Services rendered [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss		660
Transactions related parties amount		8,392
Transactions related parties balance		1,348
EDP [Member] | Services received [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss		0
Transactions related parties amount		(31)
Transactions related parties balance		(11)
KBC Bank [Member] | Financing agreements [Member] | Ferrovial SE [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss		0
Transactions related parties amount		(1,660)
Transactions related parties balance		(1,660)
KBC Bank [Member] | Financing agreements [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss		0
Transactions related parties amount		0
Transactions related parties balance		0
KBC Bank [Member] | Financial expenses [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss		0
Transactions related parties amount		0
Transactions related parties balance		0
KBC Bank [Member] | Bank and other guarantees received [Member] | Ferrovial SE [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss		0
Transactions related parties amount		(43,000)
Transactions related parties balance		(43,000)
KBC Bank [Member] | Settlement of derivatives [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss		0
Transactions related parties amount		0
Transactions related parties balance		0
Holcim Group [Member] | Services rendered [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss			(7)
Transactions related parties amount			(7,478)
Transactions related parties balance			(2,094)
Bank of America [Member] | Financing agreements [Member] | Ferrovial SE [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss		0
Transactions related parties amount		(112,000)
Transactions related parties balance		(112,000)
Bank of America [Member] | Financing agreements [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss			0
Transactions related parties amount			(191,028)
Transactions related parties balance			(191,028)
Bank of America [Member] | Financial expenses [Member] | Ferrovial SE [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss		0
Transactions related parties amount		(46)
Transactions related parties balance		0
Bank of America [Member] | Financial expenses [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss			(8,250)
Transactions related parties amount			(8,302)
Transactions related parties balance			€ 0
Bank of America [Member] | Bank and other guarantees received [Member] | Ferrovial SE [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss		0
Transactions related parties amount		(8,127)
Transactions related parties balance		(8,127)
Bank of America [Member] | Settlement of derivatives [Member] | Ferrovial SE [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss		1,415
Transactions related parties amount		1,415
Transactions related parties balance		0
Applus Group [Member] | Services received [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss		0
Transactions related parties amount		(162)
Transactions related parties balance		€ (60)